VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 96.2%
Australia : 5.6%
Glencore Plc (GBP) 3,808,400 $ 21,809,373
Rio Tinto Plc (ADR) 175,400 12,483,218
34,292,591
Brazil : 4.3%
JBS S/A 2,839,700 16,487,639
Suzano SA * 989,200 9,885,282
26,372,921
Canada : 16.8%
Agnico Eagle Mines Ltd.
(USD) 138,206 11,133,875
Alamos Gold, Inc. (USD) 401,300 8,001,922
ARC Resources Ltd. 169,600 2,866,691
Barrick Gold Corp. (USD) 467,245 9,293,503
Capstone Copper Corp. * 437,700 3,420,821
Cenovus Energy, Inc. (USD) 260,900 4,364,857
Franco-Nevada Corp. (USD) 67,000 8,324,750
Ivanhoe Mines Ltd. * 274,264 4,080,145
Kinross Gold Corp. (USD) 1,127,500 10,553,400
Nutrien Ltd. (USD) 171,171 8,226,478
Pan American Silver Corp.
(USD) 305,500 6,375,785
Suncor Energy, Inc. 260,600 9,618,952
Teck Resources Ltd. (USD) 251,100 13,117,464
West Fraser Timber Co.
Ltd. † 30,869 3,007,585
102,386,228
China : 0.5%
PetroChina Co. Ltd. (HKD) 4,157,000 3,353,334
Underline
France : 5.7%
Nexans SA 82,530 12,114,098
TotalEnergies SE 346,700 22,513,061
34,627,159
Italy : 0.9%
Eni SpA † 353,000 5,371,788
Underline
Jersey, Channel Islands : 1.0%
Yellow Cake Plc 144A * 820,400 6,146,673
Underline
Netherlands : 2.0%
OCI NV 417,635 11,906,564
Underline
South Africa : 1.9%
Anglo American Plc (GBP) 177,299 5,763,227
Gold Fields Ltd. (ADR) 369,700 5,674,895
11,438,122
Spain : 0.0%
Soltec Power Holdings SA * † 84,100 146,883
Underline
Turkey : 1.0%
Eldorado Gold Corp. (USD) *
† 360,500 6,261,885
Underline
United Kingdom : 5.3%
BP Plc (ADR) 121,300 3,807,607
Shell Plc (ADR) 436,100 28,760,795
32,568,402
United States : 50.7%
Antero Resources Corp. * 179,800 5,151,270
Arcadium Lithium Plc * † 1,135,749 3,236,885
Number
of Shares Value
United States (continued)
Archer-Daniels-Midland Co. 104,300 $ 6,230,882
Baker Hughes Co. 96,000 3,470,400
Bunge Global SA 107,800 10,417,792
CECO Environmental Corp. * 111,700 3,149,940
Chart Industries, Inc. * † 26,334 3,269,103
Chesapeake Energy Corp. † 69,700 5,732,825
Chevron Corp. 77,900 11,472,333
ConocoPhillips 67,441 7,100,188
Corteva, Inc. 217,666 12,796,584
Diamondback Energy, Inc. 44,311 7,639,216
EQT Corp. 191,300 7,009,232
Exxon Mobil Corp. 231,680 27,157,530
FMC Corp. 83,100 5,479,614
Freeport-McMoRan, Inc. 451,500 22,538,880
Graphic Packaging Holding
Co. † 224,500 6,642,955
HA Sustainable
Infrastructure Capital, Inc. † 427,577 14,738,579
Ingredion, Inc. 37,100 5,098,653
Kirby Corp. * 71,600 8,765,988
Marathon Petroleum Corp. 17,700 2,883,507
MasTec, Inc. * 97,500 12,002,250
Mosaic Co. 94,000 2,517,320
MP Materials Corp. * † 384,500 6,786,425
Newmont Corp. 234,955 12,558,345
Nucor Corp. 60,500 9,095,570
Ormat Technologies, Inc. † 113,340 8,720,380
Permian Resources Corp. 568,674 7,739,653
Phillips 66 21,700 2,852,465
Pilgrim's Pride Corp. * 365,800 16,845,090
Quanta Services, Inc. 10,200 3,041,130
Steel Dynamics, Inc. 73,000 9,203,840
Tyson Foods, Inc. 211,300 12,585,028
United States Steel Corp. † 90,700 3,204,431
Valero Energy Corp. 63,400 8,560,902
Weyerhaeuser Co. 413,500 14,001,110
309,696,295
Zambia : 0.5%
First Quantum Minerals Ltd.
(CAD) * 208,400 2,841,433
Underline
Total Common Stocks
(Cost: $452,096,557) 587,410,278
MONEY MARKET FUND : 4.3%
(Cost: $26,264,866)
Invesco Treasury Portfolio -
Institutional Class 26,264,866 26,264,866
Underline
Total Investments Before Collateral for
Securities Loaned: 100.5%
(Cost: $478,361,423) 613,675,144

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.0%
Money Market Fund: 1.0%
(Cost: $6,354,757)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,354,757 $ 6,354,757
Total Investments: 101.5%
(Cost: $484,716,180) 620,029,901
Liabilities in excess of other assets: (1.5)% (9,403,209)
NET ASSETS: 100.0% $ 610,626,692
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $43,160,062.
144 A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,146,673, or 1.0% of net assets.